Unaudited Interim Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series B Preferred Stock [Member]	Additional Paid-in Capital [Member] Series C Preferred Stock [Member]	Other Comprehensive Income [Member]	Other Comprehensive Income [Member] Series B Preferred Stock [Member]	Other Comprehensive Income [Member] Series C Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Series B Preferred Stock [Member]	Accumulated Deficit [Member] Series C Preferred Stock [Member]	Total	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]
Balance (in shares) at Dec. 31, 2024	12,432,158		50,726	1,423,912
Balance at Dec. 31, 2024	$ 124	$ 15			$ 534,269			$ 53			$ (259,218)			$ 275,243
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	0			0			0			38,501			38,501
Dividends declared and paid (Note 9)			$ 0	$ 0		$ 0	$ 0		$ 0	$ 0		$ (26)	$ (889)		$ (26)	$ (889)
Balance (in shares) at Jun. 30, 2025	12,432,158		50,726	1,423,912
Balance at Jun. 30, 2025	$ 124	15			534,269			53			(221,632)			312,829
Balance (in shares) at Dec. 31, 2025	12,432,158		50,726	1,423,912
Balance at Dec. 31, 2025	$ 124	15			534,269			102			(211,076)			323,434
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	0			0			0			22,131			22,131
Deemed contribution from the preferred stockholders in relation to the redemption of Series B preferred shares (at $25.041 per share) (Note 9)			(50,726)
Deemed contribution from the preferred stockholders from the redemption of Series B preferred shares (at $25.041 per share) (Note 9)			$ (1)			(3,706)			0			2,436			(1,271)
Dividends declared and paid (Note 9)			$ 0	$ 0		$ 0	$ 0		$ 0	$ 0		$ (26)	$ (889)		$ (26)	$ (889)
Balance (in shares) at Jun. 30, 2026	12,432,158		0	1,423,912
Balance at Jun. 30, 2026	$ 124	$ 14			$ 530,563			$ 102			$ (187,424)			$ 343,379